BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 68,986	$ 161,405
Prepaid expenses	1,598	304,077
Total current assets	70,584	465,482
Marketable securities held in Trust Account	109,742,246	162,019,909
Total assets	109,812,830	162,485,391
Current liabilities:
Accounts payable	1,961,576	121,516
Accrued expenses	(0)	30,610
Convertible note payable - related parties	1,500,000	750,000
Promissory note – related party	1,000,000
Franchise tax payable	40,051	40,000
Total current liabilities	4,501,627	942,126
Deferred tax liabilities	(0)	128,105
Deferred underwriting commissions	5,433,750	5,433,750
Total liabilities	9,935,377	6,503,981
Commitments
Class A common stock, $0.0001 par value; 0 and 14,461,820 shares subject to possible redemption at $0 and $10.44 per share at December 31, 2020 and 2019, respectively	(0)	150,981,401
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding at December 31, 2020 and 2019, respectively	(0)	(0)
Additional paid-in capital	99,730,418	2,757,412
Retained earnings	145,608	2,242,103
Total stockholders’ equity	99,877,453	5,000,009
Total Liabilities and Stockholders’ Equity	109,812,830	162,485,391
Common Class A [Member]
Stockholders’ Equity:
Common stock value	1,039	106
Common Class B [Member]
Stockholders’ Equity:
Common stock value	$ 388	$ 388